File Numbers:
                                                       333-108675
                                                       811-21428




                                 UNITED STATES
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
Pre-Effective Amendment No. 1                                                  X
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X
Amendment No. 1

Frank Value Fund, Inc.    (Exact Name of Registrant as Specified in Charter)
6 Stacy Court,  Parsippany, NJ 07054 (Address of Principal Executive Offices)

973-887-7698                                      (Registrants Telephone Number)

Alfred C. Frank    6 Stacy Court     Parsippany, NJ 07054
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.

The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.


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    P R O S P E C T U S

 ________________, 2003

    FRANK VALUE FUND, INC.


    Like all mutual funds, the Securities & Exchange Commission has not approv-ed or disapproved the securities offered in this Prospectus and has not passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

    INVESTMENT ADVISER:
    Frank Capital Partners LLC
    6 Stacy Court
    Parsippany, New Jersey 07054-3347
    Telephone: (973) 887-7698
    Website: http://www.frankfunds.com

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TABLE OF CONTENTS:

RISK/RETURN SUMMARY
 Fund Investment Objectives/Goals .... 3
 Principal Investment Strategies ..... 3
 Principal Investment Risks .......... 4
 Risk/Return Bar Chart & Table ....... 5

FEES & EXPENSES ...................... 5
FUND PERFORMANCE ..................... 5
MANAGEMENT ........................... 5
 Contract Terms ...................... 6
SHAREHOLDER INFORMATION .............. 7
PURCHASES & REDEMPTIONS .............. 7
 Purchase of Shares .................. 7
 Redemption of Fund Shares ........... 8
DIVIDENDS & DISTRIBUTIONS ............ 8
TAX CONSEQUENCES ..................... 8
DISTRIBUTION ARRANGEMENTS ............ 9
PRIVACY POLICY ....................... 9
WHERE TO GO FOR MORE INFORMATION ..... 10
WHY YOU SHOULD READ THIS PROSPECTUS .. 10


ACCOUNT APPLICATION FORMS included separately with prospectus.





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                        FRANK VALUE FUND, INC.
                               6 Stacy Court
                       Parsippany, New Jersey 07054-3347
                Telephone: (973) 887-7698    Toll Free: (866) 706-9790
                       Website: http://www.frankfunds.com

PROSPECTUS                                                ___________, 2003

                              RISK/RETURN SUMMARY

                      Fund Investment Objectives/Goals
Frank Value Fund, Inc. (the Fund) is a new Fund and has no history of operation. The Fund's goal is to provide long-term capital appreciation.

                        Principal Investment Strategies
The Fund's principal investment strategy is acquiring common stocks at significant discounts from their intrinsic value, as determined by the Fund's Adviser, Frank Capital Partners ("the Adviser" or "FCP"). These common stocks are traded on domestic exchanges. The Adviser defines a stock's intrinsic value as the price an intelligent and informed business owner would pay for the enterprise and is independent from the current selling price in the capital markets. The Adviser employs a quantitative analysis using discounted cash flow analysis, net asset value calculations, and ratio analysis. Further subjective analysis is conducted through the reading of trade magazines, annual reports, and regulatory filings.

In addition to investing in companies whose operations have not undergone significant change, the Adviser believes a good place to find common stocks trading at significant discounts from their intrinsic value is special situations. Included in the Adviser's definition of special situations are: spin-offs, companies recently emerging from bankruptcy, and merger securities.
A spin-off is when a company distributes shares of common stock in one of its subsidiaries to its shareholders. The subsidiary then becomes a separate public company. The Adviser believes that these new stocks tend to be underpriced due to lack of analyst coverage, the small size of the spin-off, and initial selling by institutions. Companies recently emerging from bankruptcy are often controlled by bondholders who receive common stock in the reorganization. Often, the bondholders immediately sell their stock without regard to value, creating possible investment opportunities. Sometimes companies issue special securities in conjunction with a merger or acquisition. These securities are often misun-derstood and under-followed by analysts, leading to possible investment opportunities. The Fund plans to take large positions in these special situations because the Adviser believes they offer exceptional return potential.

The Adviser uses a value investment strategy, investing in common stocks that the Adviser believes to have a market price appearing to be less than the intrinsic value of the company. The Fund primarily invests in common stocks of companies that have strong financial positions, evidenced by balance sheets without significant debt or other liabil-ities compared to cash reserves. The Adviser believes financial markets place undue emphasis on a firms' income, often ignoring the balance sheet. Therefore, companies with strong balance sheets can have their market price significantly discounted. The Fund invests in companies regardless of market capitalization. The Adviser sells common stocks when the market price exceeds its estimate of intrinsic value.

Temporary Defensive Position: The Adviser's investment strategy hinges upon finding common stocks selling at discounts to their intrinsic value. If these securities do not exist in the market, the Fund may have large cash balances or
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invest a large percentage of the Fund's assets in fixed income securities. The defensive position may be inconsistent with the Fund's principal investment strategies, and will be taken to respond to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its objective of long-term capital appreciation.

                           Principal Investment Risks
Market Risk Disclosure: Prices of securities, including common stocks, have historically fluctuated. The value of the Fund will also fluctuate and you could lose money.

Common Stock Risk: The Fund invests the majority of its assets in common stocks. Historically, common stocks are more volatile than senior securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless.

Special Situation Risk: The Fund invests a significant portion of assets in special situations, such as spin-offs, companies recently emerging from bankruptcy, and merger securities. Spin-off companies may encounter difficulties because they are operating on their own for the first time, without the protection of their parent company. Spin-offs may also be saddled with liabilities from their parent companies. These potential problems may impair operating results, resulting in losses to the Fund. Companies that have recently emerged from bankruptcy may still have the problems that caused the initial bankruptcy filing, leading to poor operating results or possibly another bankruptcy filing. The Adviser may incorrectly evaluate these situations resulting in losses to the Fund. Merger securities may encounter complications arising from the expected transaction. The Adviser may incorrectly analyze these securities, resulting in losses to the Fund.

Small Capitalization Risk: The Fund invests in companies with small market capitalizations. These securities may be more volatile and not be as liquid as companies with large market capitalizations.

Foreign Security Risk: While the Fund normally invests in domestic securities, it may invest in foreign securities. Foreign investments may have added risks such as currency fluctuations, political instability, differences in tax laws, and lack of adequate disclosure.

Style Risk: The Fund frequently invests in industries that the Adviser believes are temporarily depressed. These securities may never experience the expected recovery.

Lack of Experience: The Fund's Adviser has no experience running a mutual fund. This lack of experience may result in recommendations of securities that cause the Fund to underperform or lose money.

No History of Operations: The Fund is a new mutual fund and has no history of operation. Therefore, investors cannot judge the Adviser by its track record managing a mutual fund.

Non-diversification Policy: The Fund is non-diversified. This means that the Fund may not own as many securities as a diversified mutual fund of the same size. However, the Fund's Adviser believes it can achieve higher returns with lower risk by concentrating its holdings on the securities it believes will offer the best return potential. Due to the smaller number of security holdings, this investment strategy can produce more volatile returns than a diversified mutual fund. The Fund diversifies its security selections only enough to maintain its federal non-taxable status under Sub-chapter M of the Internal

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Revenue Code. See section "TAX CONSEQUENCES" on page 8 of the prospectus for information about what level of Sub-chapter M is required of the Fund.

Who may want to invest: Frank Value Fund may be appropriate for investors seeking long-term capital appreciation. Investors should be willing to commit for investment periods of at least five years and tolerate fluctuations in the value of their investment due to market volatility. The Fund best suits investors who desire exposure to the stock market using a value strategy.

                       Risk/Return Bar Chart and Table
The Fund has not provided a risk/return chart or table because it has been in existence for less than a year, but after it has been in existence for a calen-dar year it will provide the chart and table. It should be noted that any past performance of the Fund (before and after taxes) , that will be shown will not be an indication of future results.


                                   FEES AND EXPENSES

The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses deducted from Fund assets):
        Management Fees:                                            1.25%
        Other Expenses: *                                           10.00%
     Gross Operating Expenses:                                   11.25%
     Less
        Investment Adviser Fee Reimbursement:                        9.75%
        Net Annual Fund Operating Expenses:                          1.50%

* Since the Fund is a new fund, other expenses are based on estimated amounts for the current fiscal year. Any expenses that exceed 1.50% per year of average net assets of the Fund will be paid by the Investment Adviser. The Investment Adviser Fee Reimbursement is in the Investment Advisory Contract made by and between the Fund and Investment Adviser. The Investment Adviser Fee Reimbursement will remain in existence as long as the Investment Advisory Contract is renewed and only the Fund can terminate the Investment Adviser Fee Reimbursement Agreement. The Adviser will not be reimbursed for any expenses involved in organizing and setting up the Fund such as incorporation fees, legal fees, and administrative fees. These are the only expenses that the Fund will not reimburse the Adviser for.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then re-deem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating ex-penses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

                         1 year          3 years
                            $  158          $  489


                                MANAGEMENT

Investment Adviser: Frank Capital Partners LLC (FCP) is a New Jersey Limited Liability Company located at 6 Stacy Court, Parsippany, New Jersey that has acted as the Investment Adviser of the Fund since its inception in 2003. FCP has been in existence since June 27, 2003. FCP has no prior experience in
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advising a registered investment company, such as the Fund, nor does FCP have any other experience as a registered investment adviser.

FCP has two portfolio managers, Mr. Alfred C. Frank, the President, and Mr. Brian J. Frank, the Chief Financial Officer (CFO). They are FCP's founders, sole owners, officers, and directors. Both have acted as the Fund's portfolio managers since its inception. For the past five years, Alfred has advised several portfolios for family members, although he did not receive compensation. He also has experience in financial services, having worked at Herzog, Heine, Geduld, a NASDAQ market maker; Hennion & Walsh, fixed-income specialists; and Manley Asset Management, a hedge fund. Alfred has passed the Series 65 exam and is a Level II candidate in the Chartered Financial Analyst program. Brian has advised several portfolios for family members, although he did not receive compensation. He also has experience in financial services, having worked at Lightyear Capital, a private equity fund. Brian has passed the Series 65 exam. Both Alfred and Brian managed an investment partnership from October 2002 to October 2003. They were the sole investors in the partnership and did not receive any compensation. Although they manage the day to day operations of the Fund, their only remuneration comes from receipt of the management fee earned by FCP for investment advice. The Adviser's fee is 1.25% of average net assets of the Fund.

The Investment Adviser will provide the following services to the Fund:
1. Continuous review of the Fund's portfolio.
2. The Fund's portfolio managers collaborate equally on recommendations to the Fund. They also determine when and to what extent which securities the Fund should purchase or sell according to the Fund's investment methodology.
3. Pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Adviser.
4. Pay the initial organizational costs of the Fund and reimburse the Fund for any and all losses incurred because of purchase reneges (that is, when a shareholder or prospective shareholder fails to make payment for purchase of Fund shares).
5. Act as the Fund's transfer agent by handling all share purchases and redemptions.

On November 14, 2003 the nonpublic shareholders of the Fund approved a management and advisory contract with FCP. There were six initial shareholders on this date. Also, on November 14, 2003, the Fund's Board of Directors approved a management and advisory contract with FCP. This Agreement will continue on a year to year basis provided that approval is voted on at least annually by specific approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of Directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Contract Terms: FCP will furnish investment advice to the Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or sold. The Agreement may be terminated at any time without the payment of any penalty by the Board of Directors or by vote of a majority of the outstanding shares of the Fund on not more than 60 days written notice to FCP. In the event of its assignment, the Agreement will terminate automatically. The Fund's officers and directors are empowered at any time to reject or cancel FCP's advice. For these services the Fund has agreed to pay to FCP a fee of 1.25% per year on the net assets of the Fund. This fee is computed on the daily closing net asset value of the Fund and is payable monthly. FCP would forgo sufficient fees to hold total expenses of the Fund to less than 1.5% of its assets.
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Expense Sharing: FCP will pay the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor. Fees, if any, of the custodian, registrar, transfer agent or record keepers shall also be paid by FCP. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Advisor; legal and accounting fees; interest, taxes and brokerage commissions, and the expense of operating its offices. FCP has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges. FCP will pro-vide transfer agent services to the Fund.

Legal Proceedings: As of the date of this Prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


                         SHAREHOLDER INFORMATION

                         Pricing of Fund Shares
When and How do We Price: The net asset value of the Fund's shares is determined by the Fund as of the close of each business day the New York Stock Exchange is open (presently 4:00 PM Eastern Time ) Monday through Friday exclusive of
Dr. Martin Luther King Jr. Day , Presidents Day, Good Friday, Memorial
Day, July 4th, Labor Day, Thanksgiving, Christmas and New Year's Day. The Fund's price per share is the Fund's net asset value (NAV) per share. The NAV per share is determined by adding the value of all the Fund's securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.

Market Value of Securities: Portfolio securities with respect to which market quotations are readily available shall be valued at current market value, and other securities and assets shall be valued at fair value as determined by the Adviser, acting under delegated authority from the Fund's Board of Directors, will fair value securities. In trading bonds and fixed income securities, the Fund may value these instruments by reference to bonds with comparable ratings, interest rates and maturities using established independent pricing services.


                            PURCHASES & REDEMPTIONS

                            Purchase of Fund Shares
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described in the above section "Pricing of Fund Shares." The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applica-tions when, in the judgment of management such termination or rejection is in the best interest of the Fund. The Fund also reserves the right to reject purchase orders.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. Payment for the initial share purchase should be included with account application submission and made by check or money order made out to Frank Value Fund. The minimum purchase of shares is $3,000. Less may be accepted under special circumstances, such as a client making a gift of Fund shares, or the Adviser believes the client's financial situation is suited for investment despite being unable to meet the minimum. For the convenience of investors, an Account Application is included in every request for a Prospectus. To receive this information, visit our website at http://www.frankfunds.com, call toll free: 1-866-706-9790 or write to:
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                               Frank Value Fund, Inc.
                                   6 Stacy Court
                         Parsippany, New Jersey 07054-3347

Subsequent Purchases: Subsequent purchases may be made by check or money order made out to Frank Value Fund. The minimum is $100.

                          REDEMPTION OF FUND SHARES

Endorsement Requirements: The Fund will only issue book entry shares and will redeem all or any part of the shares of any shareholder that tenders a request for redemption. Proper guaranteed endorsement, also known as a signature guaran-tee, either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management such as a rela-tive, friend or long-term acquaintance. A signature guarantee is an assurance by the above mentioned financial institutions that a signature and person who signed the signature are the same individual. To sell Fund shares send written instructions, signed by shareholder(s) with the proper signature guarantee to:

                                Frank Value Fund, Inc.
                                   6 Stacy Court
                           Parsippany, New Jersey 07054-3347

Redemption Price: The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset value per share at the time of redemp-tion and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Redemption Payment: Payment by the Fund will be made no later than 7 days after tender. However, the Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists . The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind. It should be noted that shareholders will incur brokerage costs when selling the securities received as part of an in kind distribution. Shareholders would also have continuing market risk by holding these securities. The Fund will not issue in kind redemptions using illiquid securities.

                        DIVIDENDS & DISTRIBUTIONS

Reinvestments: The Fund will automatically use the taxable dividend and capital gains distributions for purchase of additional shares for the shareholder at net asset value as of the close of business on the distribution date.

Cash Payouts: A shareholder may, at any time, by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


                            TAX CONSEQUENCES

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amend-ed, the Fund, by paying out substantially all of its investment income and real-ized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment
                                      - 8 -




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company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Subchapter M of the Internal Revenue Code would cause the Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders. The Jobs and Growth and Tax Relief Reconciliation Law of 2003 reduced the rate on "qualifying dividends" to 15% (5% for those in 10% or 15% income tax bracket). The Fund may invest in companies that pay "qualifying dividends." Investors in Frank Value Fund may benefit from the new tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Fund.

Tax Distribution: The Fund's distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Fund, may be subject to federal income tax payable by shareholders.
All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Federal Withholding: The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


                            DISTRIBUTION ARRANGEMENTS

The Fund is a truly no-load fund in that there are no purchase or sales fees and no 12b-1 fees and no account maintenance fees whatsoever.


                                 PRIVACY POLICY

Regulation S-P: The U.S. Securities and Exchange Commission has adopted a reg-ulation regarding the "Privacy of Consumer Financial Information" known as Regulation S-P. This regulation states that financial institutions such as the Fund must provide the shareholder with this notice of the Fund's privacy poli-cies and practices on an annual basis. The following items (A & B) detail the Fund's policies and practices:

A. Information We Collect - Information we receive from you on application or forms include; your name, address, social security number or tax ID number, W-9 status, phone number and citizenship status. Information about your transactions with us include: your account number, account balances and transaction histories.

B.  The Fund's Disclosure Statement - We only disclose personal information about any current or former shareholder of the Fund as required by law.
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    And, since we handle regular transactions internally the number of employees that even see your information is limited. We also require all of the Fund's brokers, and our Investment Adviser that acts as the Fund's transfer agent to adopt the regulations of Regulation S-P, as specified above by the Fund.


                       WHERE TO GO FOR MORE INFORMATION

You will find more information about Frank Value Fund, Inc. in the following documents:

Statement of Additional Information (SAI) - The Statement of Additional Infor-mation contains additional and more detailed information about the Fund, and is considered to be a part of this Prospectus.

There are Three Ways to Get a Copy of One or More of These Documents:
1. Call, visit our website, or write for one, and a copy will be sent without charge.

                          Frank Value Fund, Inc.
                              6 Stacy Court
                        Parsippany, NJ 07054-3347
                         Toll Free: 1-866-706-9790
                   Website: http://www.frankfunds.com

2. A statement that information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and that information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. State that reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and that copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. Please contact the Fund at the above address if you wish to request other information and/or shareholder inquires.


                     WHY YOU SHOULD READ THIS PROSPECTUS

Every attempt has been made to present the objectives, risks and strategies of the Fund in plain and, hopefully, easily understandable language. The Pro-spectus is designed to aid you in deciding whether this is one of the right in-vestments for you. We suggest that you keep it for future references.


                FRANK VALUE FUND, INC. SEC file number 811-21428













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                         FRANK VALUE FUND, INC.
                               6 Stacy Court
                       Parsippany, New Jersey 07054-3347
                Telephone: (973) 887-7698    Toll Free: (866) 706-9790
                    Website: http://www.frankfunds.com


                                    Part B
                      STATEMENT OF ADDITIONAL INFORMATION
                             __________, 2003

This Statement is not a prospectus, but should be read in conjunction with the Fund's current Prospectus dated __________, 2003 . To obtain the
Prospectus, you may write the Fund, visit our website or call either of the telephone numbers, shown above. The Fund's prospectus is incorporated by reference in this SAI.

                               TABLE OF CONTENTS
  FUND HISTORY ............................................................. 2
  DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS
    Classification ......................................................... 2
    Investment Strategies and Risks ........................................ 2
    Fund Investment Restrictions ........................................... 3
    Temporary Defensive Position and Portfolio Turnover .................... 3
  MANAGEMENT OF THE FUND
    Board of Directors ..................................................... 3
    Management Information ................................................. 4
    Compensation and Sales Loads ........................................... 5
  CODE OF ETHICS ........................................................... 5
  DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES ....... 5
  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    Control Persons ........................................................ 5
    Principal Holders ...................................................... 6
    Management Ownership ................................................... 6
INVESTMENT ADVISORY AND OTHER SERVICES
    Investment Adviser ..................................................... 6
    Principal Underwriter................................................... 7
    Third Party Payments and Service Agreements ............................ 7
    Other Investment Advice ................................................ 7
    Dealer Reallowances and Other Services ................................. 7
  BROKERAGE ALLOWANCES AND OTHER PRACTICES
    Brokerage Transactions ................................................. 8
    Commissions ............................................................ 8
    Brokerage Selection .................................................... 8
  CAPITAL STOCK AND OTHER SECURITIES ....................................... 8
  PURCHASE, REDEMPTION, AND PRICING OF SHARES
    Purchase of Shares ..................................................... 8
    Fund Reorganizations ................................................... 8
    Offering Price and Redemption in Kind .................................. 8
  TAXATION OF THE FUND ..................................................... 8
  UNDERWRITERS OF THE FUND ................................................. 9
  CALCULATION OF PERFORMANCE DATA .......................................... 9
  FINANCIAL STATEMENTS
  INDEPENDENT AUDITORS REPORT .............................................. 9





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                                    FUND HISTORY

Frank Value Fund, Inc. (also referred to as the "Fund") was incorporated in New Jersey on June 27, 2003. The Fund's registered office is in Parsippany, New Jersey. Mail may be addressed to 6 Stacy Court, Parsippany, NJ 07054-3347.


               DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

                                  Classification
The Fund is an open-end, totally no-load, non-diversified management investment company.

                          Investment Strategies and Risks
All principal investment strategies and risks are discussed in the prospectus. Additional strategies and risks exist to be discussed here.
Such strategies consider corporate bonds, warrants, rights, preferred stocks, and foreign securities for investment. The Adviser anticipates these strategies will comprise a small portion of the Fund's assets. The Adviser approaches all strategies with a value investing mindset. The corporate bonds of companies can be mispriced in markets because the companies that issue these bonds are misunderstood by the bond market, leading to an abnormally high yield. The Adviser may invest in both secured and unsecured bonds. The Adviser may incorrectly analyze the risks inherent in corporate bonds, such as the issuer's ability to meet interest and principal payments, resulting in a loss to the Fund.

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. Rights have similar features to warrants, except that their life is typically much shorter, usually a few weeks. Warrants and rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in warrants and rights is the Adviser might miscalculate their value resulting in a loss to the Fund. Another risk is the warrants and rights will not realize their value because the underlying common stock does reach the Adviser's anticipated price within the life of the warrant or right.

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Foreign securities are considered only if they are trading in domestic markets such as through the American Depositary Receipts (ADRs), or are directly listed in a domestic market such as the New York Stock Exchange or NASDAQ. Risks to these securities include currency fluctuations and political risk, in addition to the usual risks inherent in common stocks. Common stocks are more volatile than senior securities such as bonds. The common stock of a company that experiences financial distress may lose significant value or become worthless resulting in a loss to the Fund.

                           Fund Investment Restrictions
Investment restrictions were selected to aid in maintaining the conservative nature of the Fund. These may not be changed except by the approval of a major-ity of the outstanding shares; i.e. a) 67% or more of the voting securities pre-sent at a duly called meeting, if the holders of more than 50% of the outstand-ing voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less.

Under the Fund's fundamental investment policies the Fund may not:
 a. Borrow money or purchase securities on margin, but may obtain such short-term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets. Furthermore, the Fund also has the ability to enter in reverse repurchase agreements or other transactions that have the effect of borrowing. If the Fund cannot raise capital or borrow under adverse conditions, the Fund may lose value.
 b. Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
 c. Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
 d. Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
 e. Invest in companies for the purpose of acquiring control.
 f. Purchase or retain securities of any issuer if those officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
 g. Pledge, mortgage or hypothecate any of its assets.
 h. Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
 i. Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
 j. Issue senior securities.
 k. Underwrite securities of other issuers.
 l. Invest over 25% or more of its total assets at the time of purchase in any one industry or group of industries.
 m. Invest in illiquid securities that are not traded on an exchange, such as unregistered securities filed under rule 144A of the Securities Act.


             Temporary Defensive Position & Portfolio Turnover
In response to adverse market, economic, political or other conditions, the Fund may take a temporary defensive position consisting of a large percentage of the Fund's assets invested in fixed income securities, including government bonds, certificates of deposit, and cash positions. As a result, the Fund may not achieve its objective of long-term capital appreciation. These adverse conditions may also result in higher turnover, causing increased commissions paid by the Fund.


                           MANAGEMENT OF THE FUND

                             Board of Directors
Shareholders meet annually to elect all members of the Board of Directors, se-
                                      - 3 -
lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an Invest-ment Adviser to provide investment advice. The Fund's current Adviser is Frank Capital Partners LLC ("the Adviser" or "FCP"). The Board plans to meet four times a year to review Fund progress and status.

                            Management Information
Officers and Directors of the Fund: The mailing address of each director and officer is 6 Stacy Court, Parsippany, New Jersey 07054-3347, Attn: Fund Secretary. The principal occupations during the past five years of the officers and directors are:

Interested Directors and Persons

Name and Address
(years of service)***       Position                Principal Occupation
                                                    Past 5 Yrs.

Alfred C. Frank *        President                  President
(less than 1 year)       Director since 2003        Frank Capital Partners LLC
                         Age 24                     Parsippany, NJ

Brian J. Frank *         Treasurer                  Chief Financial Officer
(less than 1 year)       Director since 2003        Frank Capital Partners LLC
                         Age 21                     Parsippany, NJ

Nadine A. Frank **       Secretary                  Educator
(less than 1 year)       Age 50                     Holy Family School
                                                    Florham Park, NJ
Footnote:
* These directors of the Fund are considered "Interested Persons", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Investment Adviser. In addition, Alfred Frank and Brian Frank are brothers.

** Nadine A. Frank is the mother of Alfred Frank and Brian Frank and serves as the Fund's secretary. She is considered an "Interested Person," as defined in the Investment Company Act of 1940, because of her family relationship with the Adviser.

*** There is no stated term of office for the Fund's directors and officers. No other interested directors and persons of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

Independent Directors and Persons

Name and Address         Position                   Principal Occupation
(years of service)*                                 Past 5 Yrs.

Jason W. Frey            Director since 2003        Product Developer
(less than 1 year)       Age 23                     Prime Associates, Inc.,
                                                    a banking software
                                                    development company.
                                                    Clark, NJ

Matthew D. L. Deutsch    Director since 2003        Investment Strategist
(less than 1 year)       Age 22                     M. D. L. Deutsch and
                                                    Company, an investment
                                                    management company.
                                                    Titusville, NJ

Jenny Roberts            Director since 2003        Member
(less than 1 year)       Age 55                     New York Stock Exchange**
                                                    New York, NY

Footnote:
* There is no stated term of office for the Fund's directors. Matthew D. L. Deutsch is a director of M. D. L. Deutsch and Company. No other directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Jenny Roberts is a member of the New York Stock Exchange and leases her seat on the Exchange. She does not work for an entity that is a member of the Exchange.

Compensation and Sales Load: No compensation will be paid to directors and/or officers of the Fund at present time. But this may be changed in the future by the Board of Directors at their discretion. The Fund does not compensate offi-cers and directors that are affiliated with the Investment Adviser except as they benefit through payment of the Advisory fee. There are no sales loads whatsoever.

                                 CODE OF ETHICS

Pursuant to the requirements of rule 17j-1 code of ethics under the Investment Company Act of 1940 and in order to protect against certain unlawful acts, prac-tices and courses of business by certain individuals or entities related to the Frank Value Fund, Inc. (the "Fund"), the Fund and FCP have adopted a Code of Ethics and procedures for implementing the provisions of the code. The personnel of the Fund and Investment Adviser are subject to the code of ethics when investing in securities that may be purchased, sold or held by the Fund.

           DISCLOSURE CONCERNING PROXY VOTING RELATED TO PORTFOLIO SECURITIES

The Adviser attempts to vote on proxies received from securities held in favor of the security shareholders. With this in mind, it generally votes against stock option plans, anti-takeover provisions, and other policies that the Adviser deems harmful to the Fund's shareholders. If a conflict of interest between the Fund's shareholders and the Fund's Adviser or any other affiliated person of the Fund exists, the Adviser will vote in favor of the Fund's shareholders. There are no voting agreements or arrangements with any other parties. Fund shareholders may determine how the Fund voted on any issue by calling 1-866-706-9790 or checking the Securities & Exchange web site at http://www.sec.gov.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                              Control Persons
Alfred E. Frank and Nadine A. Frank jointly own 40% of the Fund. Brian Frank owns 25% of the Fund. This ownership gives these control persons the ability to greatly influence Fund policies by voting their shares. This ownership may also allow the control persons to override the interests of the Fund's other shareholders. These control persons can be reached at the Fund's address, 6 Stacy Court, Parsippany, New Jersey, 07054-3347.

                                Principal Holders
Alfred C. Frank, the President, director of the Fund, and Portfolio Manager and 50% owner of the Investment Adviser, owns 6.86% of the Fund. Brian Frank, the Treasurer, director of the Fund, and Portfolio Manager and 50% owner of the Investment Adviser, owns 25% of the Fund. Nadine A. Frank, Secretary of the Fund, and Alfred E. Frank jointly own 40% of the Fund. Matthew V. Frank owns 20% of the Fund. Maria N. Frank, owns 8.14% of the Fund, with Nadine A. Frank retaining custody. All may be reached at the Fund's address, 6 Stacy Court, Parsippany, New Jersey, 07054-3347.

                              Management Ownership
All officers and directors own 72% of the outstanding shares of the Fund.


                    INVESTMENT ADVISORY AND OTHER SERVICES

                                Investment Adviser
The directors selected Frank Capital Partners LLC (FCP) as the Adviser to the Fund. Alfred C. Frank owns 50% of FCP and acts as its President and Portfolio Manager. Brian J. Frank owns 50% of the Investment Adviser and acts as its CFO and Portfolio Manager. Nadine A. Frank, the Fund's Secretary, is affiliated with the Investment Adviser because she is the mother of Alfred Frank and Brian Frank.

The Fund's Board of Directors and shareholders approved the investment advisory contract on November 14, 2003 and the investment advisory contract will continue in effect until November 14, 2004 and, thereafter, only so long as such continuance is approved at least annually by votes of the Fund's Board of Directors, cast in person at a meeting called for the purpose of voting on such approval including votes of a majority of the directors who are not parties to such agreement or interested persons of any such party. This agreement may be terminated at any time upon 60 days prior written notice, without payment of any penalty, by the Fund's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The contract will automatically terminate in the event of its assignment by the Investment Adviser (within the meeting of the Investment Company Act of 1940), which shall be deemed to include transfer of control of the Investment Adviser. The terms of this contract include a monthly fee paid to the Adviser equal to one-twelfth of one and one-quarter percent per month, (the equivalent of 1.25% per year) of the daily average net asset value of the fund during the month. Any expenses that exceed 1.50% per year of average net assets of the Fund will be paid by the Investment Adviser. The Fund shall bear expenses and salaries necessary and incidental to the conduct of its business include but not limited to the costs incurred in bookkeeping, records, and procedures; dealing with its own shareholders; the payment of dividends; transfers of stock (including issuance and redemption of shares); reports and notices to shareholders; expenses of annual stockholders meetings; miscellaneous office expenses; brokerage commissions; taxes; and custodian, legal, accounting, and registration fees.

In evaluating the Advisory Agreement, the Board considered the Adviser's investment philosophy. Representatives of the Adviser explained the merits of their value investing philosophy and their ability to find mispriced securities. The Board concluded that the Adviser's methods were consistent with the Fund's goal of long-term capital appreciation.


                   Services Provided by the Investment Adviser
The Investment Adviser is responsible for furnishing investment advice to Directors of the Fund on the basis of a continuous review of the portfolio and recommend to the Fund when and to what extent securities should be purchased or disposed. The Investment Adviser will act as the dividend-paying agent but tax forms, checks and postage are supplied by the Fund. FCP has an agreement
                                      - 6 -
with the Fund to pay any expenses involved in organizing and setting up the Fund such as incorporation fees, legal fees, and administrative fees. Furthermore, FCP will absorb sufficient expenses to hold the total expenses of the Fund to equal to or less than 1.5% per year of average total assets of the Fund. The advisory fee paid by the Fund is 1.25% per year of average total assets of the Fund. This fee is computed daily and is payable monthly.

                             Principal Underwriter
Please see the section "UNDERWRITERS OF THE FUND" on page 9 of this Part B Statement of Additional Information.

                             Other Service Providers
As stated in the Investment Advisory Contract , FCP will act as the Fund's transfer agent and dividend-paying agent. FCP will not receive compensation from the Fund for these services. The principal address of FCP is 6 Stacy Court, Parsippany, New Jersey 07054-3347.

The Fund is self-custodian of the Fund's investments and does its own accounting subject to its auditor, Sanville & Company - Certified Public Accountants,
1514 Old York Road, Abington, Pennsylvania, 19001 for all audit procedures.

                     Third-Party Payments and Service Agreements
There are no third party payments of any kind or service agreements with any or-ganization or individual other than the Investment Adviser as described in the previous paragraph.

                             Other Investment Advice
There is no individual or organization that receives remuneration from the Investment Adviser or the Fund for providing investment advice except brokers that receive competitive commissions on the purchase and sale of securities for the Fund's portfolio.

                      Dealer Reallowances and Other Services
There are no dealer reallowances, Rule 12b-1 plans, compensation to underwriters or broker-dealers, sales personnel or interest, carrying or other finance charges. The Fund does send Prospectuses when it receives unsolicited requests. The Fund will advertise to solicit new shareholders.


Custody of Investments: The Fund will operate under rule 17f(2) of the Investment Company Act of 1940. Therefore, the securities and similar invest-ments of the Fund will be maintained in the custody of the Fund. The Fund's securities and similar investments will be in the Fund's corporate name held in a safe-deposit at Commerce Bank, Parsippany, New Jersey 07054. A Board Resolu-tion by the Board of Directors gives Commerce Bank the authority to hold the Fund's securities. The Resolution also designates three officers of the Fund, Alfred C. Frank, Brian J. Frank, and Nadine A. Frank to have access to the Fund's certificates. A log containing date, time, withdrawal or deposit, the title and amount of securities and transaction number will be maintained of all security certificate and similar investment certificate movements. All transactions will be documented on forms that will be placed in the safe-deposit, held on file at the corporate office and sent to a "non-interest-ed" director for review. One signature is required to deposit securities into the safe-deposit and two for withdrawal. Such securities and similar invest-ments shall be examined by an independent accountant at least three times dur-ing each fiscal year. The Fund's officers have no prior custody arrangement experience. However, the Fund will purchase Bond coverage in an amount sufficient to insure the custodial activities of the Fund's officers.

                     BROKERAGE ALLOCATION AND OTHER PRACTICES

                              Brokerage Transactions
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of orders at the most favorable price.

                                   Commissions
Other than set forth above, the Fund has no fixed policy, formula, method, or criteria which it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid semiannually.

                                Brokerage Selection
The Fund will place all orders for purchase and sale of its portfolio securi-ties through the Fund's President or Treasurer, who are answerable to the Fund's Board of Directors. They may select brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Information or services may include economic studies, industry studies, statistical analyses, corporate reports, or other forms of assistance to the Fund or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.


                      CAPITAL STOCK AND OTHER SECURITIES

The authorized capitalization of the Fund consists of 500,000,000 shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares once issued in book format are fully paid and non-assessable.

Voting Rights: Each holder of the Fund's shares has voting rights equal to the number of full shares held. Voting rights are non-cumulative. Therefore the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, although holders of remaining shares are still able to cast their votes.


                 PURCHASE, REDEMPTION, AND PRICING OF SHARES

                              Purchase of Shares
Offers or sales of Fund shares may not occur until a prospectus is delivered to prospective offerees or purchasers. Investors may only purchase Fund shares after receipt of a current prospectus and by filling out and submitting an ap-plication supplied by the Fund.

                    Offering Price and Redemption in Kind
The Fund always trades at the net asset value (NAV) . That means that the offering and redemption prices are always the same. Shares of the Fund are sold directly to the public. The NAV per share is determined by adding the value of all the Fund's securities, cash, and other assets, including accrued interest and dividends, less all liabilities, including accrued expenses, and then dividing by the total number of shares outstanding.

                            TAXATION OF THE FUND

The Fund intends to qualify under Subchapter M of the Internal Revenue Code.
If the Fund does not qualify under Subchapter M, it would be liable for federal
                                      - 8 -
income tax on its capital gains and net investment income currently distributed to its shareholders, resulting in a second level of taxation that would substantially reduce net after-tax returns from the Fund.

                          UNDERWRITERS OF THE FUND

The Fund has no underwriter because the Fund sells its shares directly to the public.

                              TRANSFER AGENT

The Fund's Investment Adviser, FCP, acts as the Fund's transfer agent which re-cords all Fund share purchases and redemptions on Fund premises. There are no employee charges for these services, but the Fund is charged for supplies and postage. Stock certificates will not be issued because of the chance of loss and the accompanying costs of reissue indemnification. All shareholder holdings are maintained in book form. The Fund has computer hardware and software, which are provided and managed by FCP, to run the Fund's daily operations. All data is backed up and stored in secure locations. FCP has no prior experience acting as a transfer agent, including providing computerized accounting services to a registered investment company, such as the Fund.


                            INDEPENDENT AUDITOR'S REPORT

                                   Initial Audit
The Independent Auditor's Report and audit of the accompanying statement of as-sets and liabilities of the Fund will be accomplished upon receipt of acceptance from the Securities and Exchange Commission of this total N-1A filing to initi-ate a mutual fund. No additional shares will be sold until this audit has been added herein.

                                   FORM N-1A
                          PART C - OTHER INFORMATION




                               TABLE OF CONTENTS

      Exhibits ........................................................ 1

      Persons Controlled by or Under Common Control With the Fund ..... 1

      Indemnification ................................................. 1

      Business and Other Connections of the Investment Adviser ........ 1

      Principal Underwriters .......................................... 1

      Location of Accounts and Records ................................ 2

      Management Services ............................................. 2

      Undertakings .................................................... 2

      Signatures ...................................................... 2

Item 23. Exhibits
      (a)   Articles of Incorporation
      (b)   By-Laws
      (c) Instruments Defining Rights of Security Holders - None, See Articles of Incorporation

      (d)   Investment Advisory Contract
      (e)   Underwriting Contracts - None
      (f)   Bonus or Profit Sharing Contracts - None
      (g)   Custodian Agreements - None
      (h)   Other Material Contracts
      (i)   Legal Opinion
      (j)   Other Opinions - None
      (k)   Omitted Financial Statements - None
      (l)   Initial Capital Agreements
      (m)   Rule 12b-1 Plan - None
      (n)   Rule 18f-3 Plan - None
      (o)   Reserved
      (p)   Code of Ethics

Item 24. Persons Controlled by or Under Common Control With the Fund Alfred E. Frank and Nadine Frank jointly control 40% of the Fund and Brian Frank controls 25% of the Fund.

Item 25. Indemnification

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Article XII, Section 3 of the Fund's By-laws states that each director and officer of the corporation shall be indemnified by the corporation against reasonable costs and expenses incurred by him/her in connection with any action, suit or proceeding to which he/she may be made a party by reason of his/her being or having been a director or officer of the corporation, except in relation to any action, suits or proceedings in which he/she has been adjudged liable because of misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office.

Item 26. Business and Other Connections of the Investment Adviser

      None.

Item 27. Principal Underwriters

      None.
                                      - 1 -

Item 28. Location of Accounts and Records

      The accounts, books, and documents of the Fund are held at the Fund's office at 6 Stacy Court, Parsippany, NJ 07054 with the exception of security certificates that are held at Commerce Bank, 9 Waterview Boulevard, Parsippany, New Jersey 07054 in a safe deposit box in accordance with Rule 17f-2 of the 1940 Act.


Item 29. Management Services

      None.

Item 30. Undertakings

      The Fund will file a pre-effective amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act of 1940, Frank Value Fund, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey, on the 19th day of November, 2003.

     Frank Value Fund, Inc.                 By /s/ Alfred C. Frank
                                            _________________________________
                                                   Alfred C. Frank, President


                                            By  /s/ Brian J. Frank
                                            _________________________________
                                                    Brian J. Frank, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                                Title                        Date

By /s/ Alfred C. Frank
_____________________________
       Alfred C. Frank            President, and Director               11/19/03
                                  (Principal Executive Officer)

By /s/ Brian J. Frank
_____________________________
       Brian J. Frank             Treasurer, CFO and Director           11/19/03
                                  (Principal Financial &
                                  Accounting Officer)
By /s/ Nadine A. Frank
_____________________________
       Nadine A. Frank            Secretary                             11/19/03


By /s/ Jason W. Frey
_____________________________
       Jason W. Frey              Director                              11/19/03


By /s/ Matthew D. L. Deutsch
_____________________________
       Matthew D. L. Deutsch      Director                              11/19/03

By /s/ Jenny Roberts
_____________________________
       Jenny Roberts              Director                              11/19/03




                                      - 2 -